Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures
Schedule of investments in associates
€ millions	2021	2020
Balance as at 1 January	1,575	-
Additions from business combinations	-	1,730
Capital contributions	83	55
Direct equity movements from associate	(79)	-
Share of results of associates and joint ventures	(62)	(16)
Foreign exchange and other movements	0	(194)
Balance as at 31 December	1,517	1,575

Schedule of financial information of associates
€ millions	2021	2020
Current assets	338	232
Non-current assets	89	49
Current liabilities	(388)	(148)
Non-current liabilities	(60)	(7)
Net assets of associate	(21)	126
Just Eat Takeaway.com’s share of net assets	(7)	42
Goodwill	1,524	1,533
Carrying amount of Just Eat Takeaway.com’s interest in the associate	1,517	1,575

Revenue for the period	771	433
Total result and comprehensive loss for the period	(185)	(16)
Just Eat Takeaway.com’s share of results and total comprehensive loss for the period	(62)	(5)
Dividends received by Just Eat Takeaway.com	-	-